STOCKHOLDER'S EQUITY (Details) (USD $)	3 Months Ended		4 Months Ended	5 Months Ended	12 Months Ended		0 Months Ended								12 Months Ended	0 Months Ended			1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Aug. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 02, 2014 item	Jan. 05, 2015 item	Mar. 06, 2015	Jun. 25, 2014	Jun. 25, 2014	May 12, 2014	May 12, 2014	Jan. 02, 2014	Dec. 31, 2015	Dec. 17, 2014	Oct. 22, 2014	Dec. 23, 2013	Dec. 31, 2013	Oct. 27, 2014	Jul. 29, 2014	Apr. 25, 2014	Sep. 15, 2014
Dividends
Dividends Payable, Amount Per Share	$ 0.20																			$ 0.20	$ 0.20	$ 0.20
Dividends paid (in dollars)	$ 19,821,000				$ 58,504,000	$ 588,000
Contributions made by Holdings to AMCE						355,299,000
Increase in additional paid in capital for recognition of deferred tax assets					27,000,000
Accrued unpaid dividends	41,000				225,000,000
Equity disclosures
Stock-based compensation expense included in general and administrative expenses	5,739,000	6,357,000	0		11,293,000	12,000,000
Stock based compensation					11,293,000	6,483,000
Increase in authorized capital expenditures to accelerate delpoyment of certain customer experience enhancing strategic initiatives					38,800,000
Restricted stock unit granted (in shares)					494,980
Payments received by holders				7,035,000
Total estimated unrecognized compensation cost related to nonvested stock-based compensation arrangements	4,383,000
Service condition term					1 year
Shares of RSU and PSU
Granted (in shares)					494,980
Vested (in shares)					(493,971)
Forfeited (in shares)					(1,009)
Weighted Average Grant Date Fair Value
Granted (in dollars per share)					$ 22.40
Vested (in dollars per share)					$ 22.41
Forfeited (in dollars per share)					$ 20.18
Common Stock, Shares, Issued	1				1	1													1
Additional Paid-in Capital
Equity disclosures
Stock based compensation					11,293,000	6,483,000
AMCE
Dividends
Dividends paid (in dollars)						588,000
AMCE
Dividends
Dividends paid (in dollars)	19,821,000
Predecessor
Equity disclosures
Stock-based compensation expense included in general and administrative expenses				830,000
Stock based compensation				830,000
Predecessor | Additional Paid-in Capital
Equity disclosures
Stock based compensation				830,000
Predecessor | Adjustment to initial allocation
Equity disclosures
Stock-based compensation expense included in general and administrative expenses				3,858,000
Total estimated unrecognized compensation cost related to nonvested stock-based compensation arrangements				3,177,000
Restricted stock unit | Performance Vesting
Equity disclosures
Restricted stock unit granted (in shares)	286,796
Shares of RSU and PSU
Granted (in shares)	286,796
Vested (in shares)	(84,649)
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 33.96
Vested (in dollars per share)	$ 33.96
Board of Director
Equity disclosures
Number of Board of Directors to whom common stock was granted							2
Board of Director | Subsequent Events
Equity disclosures
Number of Board of Directors to whom common stock was granted								4
Executive officers | Restricted stock unit | Subsequent Events
Equity disclosures
Restricted stock unit granted (in shares)									58,749
Shares of RSU and PSU
Granted (in shares)									58,749
Executive officers | Restricted stock unit | Expected | Subsequent Events
Equity disclosures
Stock-based compensation expense included in general and administrative expenses	1,995,000
2013 Equity Incentive Plan
Equity disclosures
Price per share (in dollars per share)							20.18			$ 24.44	$ 24.44	$ 21.61	$ 21.61	20.18		25.40	22.44						$ 24.60
Restricted stock unit granted (in shares)										1,655	1,655	1,819	1,819
Shares of RSU and PSU
Granted (in shares)										1,655	1,655	1,819	1,819
2013 Equity Incentive Plan | Stock options
Equity disclosures
Number of shares authorized	9,474,000				9,474,000
Number of shares remaining available for grant	8,309,845					8,608,822													8,608,822
Price per share (in dollars per share)								24.97	33.96
2013 Equity Incentive Plan | Board of Director
Equity disclosures
Price per share (in dollars per share)								24.97	33.96
2013 Equity Incentive Plan | Board of Director | Stock options
Equity disclosures
Stock-based compensation expense included in general and administrative expenses					226,000
Shares granted							10,004
2013 Equity Incentive Plan | Board of Director | Stock options | Subsequent Events
Equity disclosures
Shares granted								15,312
2013 Equity Incentive Plan | Board of Director | Stock options | Expected | Subsequent Events
Equity disclosures
Stock-based compensation expense included in general and administrative expenses	382,000
2013 Equity Incentive Plan | Members of managment and executive officers | Performance Vesting
Equity disclosures
Restricted stock unit granted (in shares)									143,398
Percentage of performance target									100.00%
Shares of RSU and PSU
Granted (in shares)									143,398
2013 Equity Incentive Plan | Members of managment and executive officers | Restricted stock unit | Performance Vesting
Equity disclosures
Stock-based compensation expense included in general and administrative expenses	487,000				6,063,000										4,870,000
Number of days form the termination of service for settlement of fully vested RSU									60 days
Percentage of performance target					100.00%				100.00%					100.00%
Awards to be granted on achieving specified percentage of performance target (in shares)									143,398
2013 Equity Incentive Plan | Members of managment and executive officers | Restricted stock unit | Performance Vesting | Minimum
Equity disclosures
PSUs vesting as a percentage of performance target									80.00%
2013 Equity Incentive Plan | Members of managment and executive officers | Restricted stock unit | Performance Vesting | Maximum
Equity disclosures
PSUs vesting as a percentage of performance target									120.00%
2013 Equity Incentive Plan | Members of managment and executive officers | Restricted stock unit | Performance Vesting | 30% | Minimum
Equity disclosures
Percentage of performance target									30.00%
2013 Equity Incentive Plan | Members of managment and executive officers | Restricted stock unit | Performance Vesting | 150% | Minimum
Equity disclosures
Percentage of performance target									150.00%
2013 Equity Incentive Plan | Members of management | Performance Vesting | Minimum
Equity disclosures
Percentage of performance target										80.00%		80.00%
2013 Equity Incentive Plan | Members of management | Performance Vesting | Maximum
Equity disclosures
Percentage of performance target										120.00%		120.00%
2013 Equity Incentive Plan | Members of management | Restricted stock unit
Equity disclosures
Stock-based compensation expense included in general and administrative expenses	2,875,000				2,408,000
Restricted stock unit granted (in shares)							115,375		84,649
Number of shares that will be received under each RSU									1
Number of days form the termination of service for settlement of fully vested RSU					60 days
Shares of RSU and PSU
Granted (in shares)							115,375		84,649
2013 Equity Incentive Plan | Members of management | Restricted stock unit | Performance Vesting
Equity disclosures
Number of days form the termination of service for settlement of fully vested RSU							60 days		60 days
Percentage of performance target							100.00%
Awards to be granted on achieving specified percentage of performance target (in shares)							244,016
2013 Equity Incentive Plan | Members of management | Restricted stock unit | Performance Vesting | Expected
Equity disclosures
Stock-based compensation expense included in general and administrative expenses															4,870,000
2013 Equity Incentive Plan | Members of management | Restricted stock unit | Performance Vesting | Minimum
Equity disclosures
PSUs vesting as a percentage of performance target							80.00%
2013 Equity Incentive Plan | Members of management | Restricted stock unit | Performance Vesting | Maximum
Equity disclosures
PSUs vesting as a percentage of performance target							120.00%
2013 Equity Incentive Plan | Members of management | Restricted stock unit | Performance Vesting | 30% | Minimum
Equity disclosures
Percentage of performance target							30.00%
2013 Equity Incentive Plan | Members of management | Restricted stock unit | Performance Vesting | 150% | Maximum
Equity disclosures
Percentage of performance target							150.00%
2013 Equity Incentive Plan | Executive officers | Restricted stock unit
Equity disclosures
Stock-based compensation expense included in general and administrative expenses	1,995,000				2,596,000
Restricted stock unit granted (in shares)							128,641		58,749
Shares of RSU and PSU
Granted (in shares)							128,641		58,749
Class A common stock
STOCKHOLDER'S EQUITY
Tax withholding obligation satisfied by tender of shares						588,000													588,000
Dividends
Dividends paid (in dollars)	4,315,000				12,937,000
Equity disclosures
Shares granted																167	864
Class A common stock | AMCE | IPO
Dividends
Contributions made by Holdings to AMCE																		355,299,000
Equity disclosures
Price per share (in dollars per share)																		$ 18.00
Class A common stock | 2013 Equity Incentive Plan
Equity disclosures
Number of shares that will be received under each RSU					1
Class A common stock | 2013 Equity Incentive Plan | Stock options | IPO
Equity disclosures
Shares granted																			666,675
Share issued to employees																			360,172
Shares withheld and cancelled																			306,503
Fair value of stock at grant date (in dollars per share)																			$ 18.00
Class A common stock | 2013 Equity Incentive Plan | Board of Director
Equity disclosures
Stock-based compensation expense included in general and administrative expenses	382,000
Shares granted								3,828
Number of Board of Directors to whom common stock was granted								4
Class A common stock | 2013 Equity Incentive Plan | Board of Director | Stock options
Equity disclosures
Shares granted							5,002
Class A common stock | 2013 Equity Incentive Plan | Board of Director | Stock options | Subsequent Events
Equity disclosures
Shares granted								3,828
Class B common stock
Dividends
Dividends paid (in dollars)	15,165,000				45,496,000
Dividend equivalents
Dividends
Dividends paid (in dollars)	341,000				71,000
Holdings
Equity disclosures
Stock-based compensation expense included in general and administrative expenses																			12,000,000
Wanda
STOCKHOLDER'S EQUITY
Capital contribution from Wanda			100,000,000
Dividends
Receivable due from related party	$ 293,000				$ 156,000,000